SIGNIFICANT CONTRACTS	12 Months Ended
Dec. 31, 2024
Significant Contracts
SIGNIFICANT CONTRACTS

NOTE 12. SIGNIFICANT CONTRACTS

Membership Interest Purchase Agreement

On December 8, 2023, XCF entered into a Membership Interest Purchase Agreement with RESC Renewables Holdings, LLC (“RESC Renewables”) to acquire all of the issued and outstanding Membership Interests of New Rise Renewables, LLC (“New Rise”) in exchange for a convertible promissory note of $100,000,000 (the “New Rise Convertible Note”) and 88,750,000 common stock shares of XCF. The transaction will result in XCF acquiring the business and operations of New Rise, including a renewable fuels processing plant located in Reno, Nevada. The transaction closed subsequent to December 31, 2024, refer to Note 14.

On December 8, 2023, XCF entered into a Membership Interest Purchase Agreement (“New Rise SAF MIPA”) with Randy Soule and GL to acquire all of the issued and outstanding Membership Interests of New Rise SAF in exchange for 20,000,000 common stock shares of XCF. The transaction will result in XCF owning a 10-acre plot adjacent to the New Rise Reno production facility. XCF intends to construct a processing plant, New Rise Reno 2, to produce sustainable aviation fuel. The transaction closed subsequent to December 31, 2024, refer to Note 14.

Debt and Equity Transactions

On March 12, 2024, the Company was the subject of a Form 8-K filing with the Securities and Exchange Commission (“SEC”) to effectuate a merger with a special purpose acquisition company, Focus Impact BH3 Acquisition Company (“Focus Impact”).

On March 12, 2024, the Company entered into a Company Support Agreement with the holders of the New Rise Convertible Note to void the New Rise Convertible Note and issue an amended convertible note on the closing of the transaction, with a mandatory conversion feature of the outstanding principal balance on the amended convertible note for shares of Class A common stock of Focus Impact BH3 Newco, Inc. common stock at a conversion price of $10 per share upon the consummation of the transaction with Focus Impact discussed above. The amended convertible note has not yet been issued and accounting for it is not required.

These transactions were subsequently completed in 2025 as disclosed in Note 14.